Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9. Stock-Based Compensation
2020
Stock
Plan
In March 2020, we adopted the 2020 Stock Plan (as amended, the “2020 Plan”). The 2020 Plan provided for the grant of incentive stock options, non-statutory stock options and restricted stock awards.
In connection with the Business Combination, and pursuant to the Merger Agreement, each outstanding option to purchase shares of Old Pardes common stock was converted into an option to purchase shares of our common stock equal to the number of shares subject to such option prior to the consummation of the Business Combination multiplied by 1.4078 (rounded down to the nearest share), with the per share exercise price equal to the exercise price divided by 1.4078 (rounded up to the nearest cent). The option shares and exercise price per share of such converted options shall remain subject to the same terms and conditions as set forth under the applicable original option award prior to the conversion, but were assumed and reissued under the 2021 Plan described below under “2021 Plan”. As of the Closing Date, the 2,044,433 options outstanding under the 2020 Plan were converted into 2,878,138 options upon completion of the Business Combination after effect of the conversion rate. This effect of the conversion rate has been retroactively adjusted throughout the consolidated financial statements.
2021 Plan
The 2021 Plan was adopted by the Board of Directors, and approved by the stockholders, effective December
22
, 2021, pursuant to which 13,000,000
shares of common stock were reserved for issuance which number includes outstanding awards assumed at the Closing of the Business Combination. The 2021 Plan provides that the number of shares reserved and available for issuance thereunder will automatically increase on January 1, 2022 and each January 1 thereafter by five percent (5%) of the number of shares of common stock outstanding on the immediately preceding December 31 or such lesser number of shares determined by the administrator of the 2021 Plan (the “Annual Increase”). The 2021 Plan provides for us to grant incentive stock options or nonqualified stock options for the purchase of common stock, stock appreciation rights, restricted stock awards, restricted stock units, cash-based awards and unrestricted stock awards to its employees, directors and consultants. Incentive stock options may only be granted to employees.
As of December 31, 2021, the number of shares reserved for issuance under the Plan was 13,000,000 and 9,664,206 shares remained
available for grant under the Plan. In January 2022, the Board of Directors approved the increase in the number of shares authorized for issuance under the 2021 Plan by 3,118,949 shares to 16,118,949 shares.

Stock option activity for employee and nonemployee awards and related information, on an as-converted
based on the final conversion ratio, is as follows:

	Number of Shares	Weighted- Average Exercise Price per Share, $	Weighted- Average Remaining Contractual Term (in Years)	Weighted- Average Grant Date (Fair Value)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—
Granted	3,492,146	$5.49		3.78
Exercised	(1,408)
Cancelled	(162,600)

Outstanding and expected to vest at December 31, 2021	3,328,138	$5.57	9.6	$3.83	$35,936

Vested and exercisable at December 31, 2021	29,578	$4.71	9.6	$3.18	$346

The aggregate intrinsic values presented in the table above were calculated as the difference between the closing price of our common stock at December 31, 2021 and the exercise price of stock options below the closing price. The total intrinsic value of options exercised during the year ended December 31, 2021 was zero. The weighted-average grant date fair value of stock options granted during the year ended December 31, 2021 was $3.78 per share.
Stock-Based Compensation Expense
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted in the year ended December 31, 2021, were as follows:

Year Ended December 31, 2021
Risk-free interest rate	0.47-1.49%
Expected volatility	78.28-81.56%
Expected option life (in years)	5.27-6.25
Expected dividend yield	0.00%
Exercise price	$0.01-$9.80
Risk-free interest rate.
We base the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the stock option being valued.
Expected volatility.
The expected volatility assumption is based on historical volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.
Expected term.
The expected term represents the period that options are expected to be outstanding. Because we do not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the weighted-average vesting period and contractual term of the option.
Expected dividend yield.
We base the expected dividend yield assumption on the fact that we have never paid cash dividends and has no present intention to pay cash dividends.

The allocation of stock-based compensation expense for the year ended December 31, 2021, was as follows (in thousands):

Year Ended December 31, 2021
Research and development	$461
General and administrative	760

Total stock-based compensation	$1,221

As of December 31, 2021, the total unrecognized compensation cost related to outstanding time-based options was $11.5 million, which is expected to be recognized over a weighted-average period of 3.4 years.